Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-current
Deferred revenue	$ 111.2	$ 45.4
Other payables	11.1	5.2
Trade and other payables, non current	122.3	50.6	[1]	$ 38.9
Current
Trade payables	148.4	232.9
Deferred revenue	46.6	19.5
Withholding tax payable	3.5	2.2
Payroll and other related statutory liabilities	34.4	42.8
VAT payables	22.9	30.0
Other payables	22.2	49.7
Trade and other payables	278.0	377.1	[1]	$ 498.3
Current contract liabilities	$ 15.5	$ 18.9

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)